Leases	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of leases [text block]
2.5.15 Leases
Amounts recognized in the consolidated statements of financial position
“Property, plant and equipment” comprise owned and leased assets that do not meet the definition of investment property.

	As of June 30, 2020	As of December 31, 2019
(€‘000)
Property, plant and equipment owned (excluding right-of-use assets)	1 306	1 713
Right-of-use assets	2 925	3 348

Total Tangible assets	4 231	5 061

The statement of financial position shows the following amounts related to the leases for which the Group is a lessee:

	As of June 30,
	2020
(€‘000)	Property	Vehicles	Equipments	Group total
Opening balance at January 1, 2020	2 411	273	664	3 348

Additions for the period	—	71	37	108
Disposals for the period	—	(3)	—	(3)
Depreciation charge for the period	(202)	(56)	(270)	(528)

Closing balance at June 30, 2020	2 209	285	431	2 925

Amounts recognized in the consolidated statements of comprehensive loss
The consolidated statements of comprehensive loss show the following amounts related to the leases:

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Depreciation charge of right-of-use assets
Property	202	200
Vehicles	56	36
Equipments	270	286
Interest on lease liabilities (including in Financial expenses) 1	131	150
Interest on sublease receivable (including in Financial income)	(26)	(33)
Variable lease payments not included in the measurement of lease liabilities	—	—
Expenses relating to short-term leases and leases of low-value assets	98	85

Total expenses related to leases	731	724

1	Interests on leases are presented as operating cash flow.

Total cash outflows for leases

(€’000)	For the Six-month period ended June 30,
	2020	2019
Total cash outflow for leases (including short-term leases and leases of low-value assets)	857	826